TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At December 31,
	2021		2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,065	—	626
Fixed assets payables	—	22	—	27
Employees' entitlements	—	185	—	143
Taxes payable other than income tax	—	16	—	15
Contract liabilities and other liabilities to customers	4	77	3	81
Other payables	28	12	29	13
Total other	32	312	32	279
Total trade payables and other	32	1,377	32	905

Schedule of Contract Liabilities and Other Liabilities to Customers

	At December 31,
	2021		2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	3	—	2	—
Advance payment from customers	—	7	—	2
Unrecognized variable consideration (A)	1	67	1	72
Other	—	3	—	7
Total contract liabilities and other liabilities to customers	4	77	3	81
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.